PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of Property, Plant and Equipment, Net

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Buildings	277,569	16,801	2,575
Medical equipment	458,843	368,609	56,492
Electronic and office equipment	20,983	16,409	2,515
Motor vehicles	2,993	3,713	569
Leasehold improvement and building improvements	80,922	76,114	11,665
Construction in progress	1,390,495	2,320,686	355,661
Total	2,231,805	2,802,332	429,477
Less: accumulated depreciation	(314,151)	(224,348)	(34,383)
Impairment charges	(18,793)	(18,793)	(2,881)
	1,898,861	2,559,191	392,213